Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of balances due from/(to) related parties at December 31, 2019 and 2018 is as follows:

(in thousands of $)	2019	2018
Seatankers Management Co. Ltd	(94)	317
Seatankers Management Norway AS	—	352
Frontline Ltd	601	1,051
Frontline Management (Bermuda) Limited	(35)	(62)
Frontline Corporate Services Ltd	(12)	—
Frontline Management AS	(16)	(143)
Flex LNG Fleet Management AS	(223)	—
SFL Corporation Ltd	(2)	—
Related party balance	219	1,514

A summary of expenses incurred from related parties for the years ended December 31, 2019, 2018, and 2017 are as follows:

(in thousands of $)	2019	2018	2017
Seatankers Management Co. Ltd	548	616	300
Seatankers Management Norway AS	84	58	—
Frontline Management (Bermuda) Limited	711	1,864	—
Frontline Management AS	336	469	1,000
Flex LNG Fleet Management AS	223	—	—
Total related party transactions	1,902	3,007	1,300